UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21348

Name of Fund:  Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Muni Intermediate Duration Fund, Inc.


Schedule of Investment as of August 31, 2004                                                                 (in Thousands)

                S&P       Moody's     Face
State           Ratings   Ratings   Amount   Municipal Bonds                                                       Value
Arizona - 1.2%  NR*       Ba1     $  1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds
                                             (Arizona Charter Schools Project 1), Series A, 6.625%
                                             due 7/01/2020                                                       $      991

                NR*       NR*        3,000   Navajo County, Arizona, IDA, IDR (Stone Container
                                             Corporation Project), AMT, 7.20% due 6/01/2027                           3,016

                                             Pima County, Arizona, IDA, Education Revenue Bonds
                                             (Arizona Charter Schools Project):
                NR*       Baa3       1,000      Series C, 6.70% due 7/01/2021                                         1,029
                NR*       Baa3       1,750      Series K/L, 6.375% due 7/01/2031                                      1,756


California -    AAA       Aaa       21,465   California Pollution Control Financing Authority, PCR,
24.6%                                        Refunding (Pacific Gas & Electric), AMT, Series A, 5.35%
                                             due 12/01/2016(d)                                                       23,233

                                             California State Department of Water Resources, Power Supply
                                             Revenue Bonds, Series A:
                BBB+      A2         8,500      5.25% due 5/01/2020                                                   9,072
                BBB+      A2         5,000      5.375% due 5/01/2021                                                  5,361
                BBB+      A2         6,500      5.375% due 5/01/2022                                                  6,926

                AAA       Aaa       11,740   California State Economic Recovery Bonds, GO, Series A, 5.25%
                                             due 7/01/2013(d)                                                        13,294

                AAA       Aaa        5,000   California State, GO, Refunding, 5.25% due 2/01/2027(d)                  5,235

                A-        Baa1      10,000   California State Public Works Board, Lease Revenue Bonds
                                             (Department of Corrections), Series C, 5.50% due 6/01/2020              10,788


Portfolio Abbreviations


To simplify the listings of Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
TAN     Tax Anticipation Notes
VRDN    Variable Rate Demand Notes



Muni Intermediate Duration Fund, Inc.


Schedule of Investment as of August 31, 2004 (concluded)                                                     (in Thousands)

                S&P       Moody's     Face
State           Ratings   Ratings   Amount   Municipal Bonds                                                       Value
California      A         A3      $ 17,500   California State, Various Purpose, GO, 5.50% due 4/01/2028          $   18,621
(concluded)

                A         A3         2,500   California Statewide Communities Development Authority,
                                             Health Facility Revenue Bonds (Memorial Health Services),
                                             Series A, 6% due 10/01/2023                                              2,671

                NR*       NR*        2,400   Elk Grove, California, Poppy Ridge Community Facilities
                                             Number 3 Special Tax, Series 1, 6% due 9/01/2028                         2,439

                                             Golden State Tobacco Securitization Corporation of California,
                                             Tobacco Settlement Revenue Bonds, Series B:
                A-        Baa1       5,000      5.625% due 6/01/2020                                                  5,167
                A-        Baa1       2,000      5.75% due 6/01/2021                                                   2,098
                A-        Baa1       7,575      5.75% due 6/01/2022                                                   7,919
                A-        Baa1       7,495      5.75% due 6/01/2023                                                   7,809

                AAA       Aaa        1,515   Rowland, California, Unified School District, GO
                                             (Election of 2000), Series B, 5.25% due 8/01/2027(c)                     1,592

                                             Sacramento, California, Special Tax (North Natomas Community
                                             Facilities), Series 4-C:
                NR*       NR*          585      5.60% due 9/01/2020                                                     606
                NR*       NR*        1,720      5.75% due 9/01/2022                                                   1,767
                NR*       NR*          500      5.90% due 9/01/2023                                                     513
                NR*       NR*        3,000      6% due 9/01/2028                                                      3,075

                AAA       Aaa        4,545   San Bernardino, California, Community College District, GO
                                             (Election of 2002), Series B, 5.25% due 8/01/2028(d)                     4,793

                AAA       Aaa        2,680   San Dieguito, California, Public Facilities Authority Revenue
                                             Bonds, 5% due 8/01/2021(a)                                               2,756

                                             San Jose, California, Airport Revenue Bonds, Series A(b):
                AAA       Aaa        2,040      5.25% due 3/01/2016                                                   2,231
                AAA       Aaa        3,000      5.25% due 3/01/2017                                                   3,281


Colorado - 4.5%                              Denver, Colorado, City and County Airport Revenue Refunding
                                             Bonds(d):
                AAA       Aaa       11,000      Series A, 5.50% due 11/15/2025                                       11,688
                AAA       Aaa        2,000      Series E, 5.25% due 11/15/2023                                        2,128

                NR*       NR*        1,000   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                             Improvement Fee), Series A, 7.10% due 9/01/2014                          1,046

                BBB-      NR*        2,250   Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due
                                             12/01/2023                                                               2,371

                NR*       NR*        7,500   Plaza Metropolitan District No. 1, Colorado, Tax Allocation
                                             Revenue Bonds (Public Improvement Fees), 7.50% due 12/01/2015            7,813

                NR*       NR*        1,000   Southlands, Colorado, Medical District, GO (Metropolitan
                                             District # 1), 6.75% due 12/01/2016                                        997


Connecticut -   BBB-      Baa3       1,160   Connecticut State Development Authority, Airport Facility
1.7%                                         Revenue Bonds (LearJet Inc. Project), AMT, 7.95% due 4/01/2026           1,314

                BBB       A3         8,000   Connecticut State Development Authority, PCR, Refunding
                                             (Connecticut Light and Power Company), Series A, 5.85% due
                                             9/01/2028                                                                8,396


Florida - 2.3%  BBB-      Baa3       1,000   Broward County, Florida, Airport Exempt Facility Revenue Bonds
                                             (Learjet Inc. Project), AMT, 7.50% due 11/01/2020                        1,102

                NR*       NR*        3,000   Harbor Bay, Florida, Community Development District, Capital
                                             Improvement Special Assessment Bonds, 6.75% due 5/01/2034                3,206

                NR*       NR*        3,500   Midtown Miami, Florida, Community Development District, Special
                                             Assessment Revenue Bonds, Series A, 6% due 5/01/2024                    3,569

                NR*       NR*        1,000   Orlando, Florida, Urban Community Development District, Capital
                                             Improvement Special Assessment Bonds, 6% due 5/01/2020                   1,016

                NR*       NR*        1,085   Portofino Shores, Florida, Community Development District, Special
                                             Assessment Bonds, Series A, 6.40% due 5/01/2034                          1,132

                NR*       Baa3       2,290   South Lake County, Florida, Hospital District Revenue Bonds
                                             (South Lake Hospital Inc.), 6.625% due 10/01/2023                        2,397

                NR*       NR*        1,000   Sterling Hill, Florida, Community Development District, Capital
                                             Improvement Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010      1,016


Georgia - 2.8%  NR*       NR*        1,500   Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station
                                             Project), 7.90% due 12/01/2024                                           1,573

                AAA       VMIG1++    1,100   Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN,
                                             Series C, 1.34% due 11/01/2041(c)(i)                                     1,100

                NR*       NR*        5,210   Brunswick & Glynn County, Georgia, Development Authority, First
                                             Mortgage Revenue Bonds (Coastal Community Retirement Corporation
                                             Project), Series A, 7.125% due 1/01/2025                                 5,070

                NR*       NR*        4,500   Fulton County, Georgia, Residential Care Facilities Revenue
                                             Refunding Bonds (Canterbury Court Project), Series A, 5.80% due
                                             2/15/2018                                                                4,539

                                             Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway),
                                             First Mortgage, Series A:
                NR*       NR*        1,245      6.25% due 1/01/2012                                                   1,234
                NR*       NR*        2,245      6.85% due 1/01/2019                                                   2,270


Idaho - 0.1%    NR*       Aa1          810   Idaho Housing and Finance Association, S/F Mortgage Revenue
                                             Bonds, AMT, Series F-2, 5.85% due 7/01/2015(f)                             817


Illinois -      AAA       Aaa        2,510   Chicago, Illinois, O'Hare International Airport Revenue Bonds,
12.6%                                        3rd Lien, AMT, Series B-2, 6% due 1/01/2029(e)                           2,746

                                             Chicago, Illinois, O'Hare International Airport Revenue Refunding
                                             Bonds, 3rd Lien, AMT, Series A-2:
                A-        A2        18,955      6% due 1/01/2017                                                     21,285
                AAA       Aaa       12,300      5.75% due 1/01/2019(c)                                               13,619

                AAA       Aaa        4,000   Chicago, Illinois, Wastewater Transmission Revenue Bonds,
                                             Second Lien, 5.25% due 1/01/2008(a)(g)                                   4,446

                                             Hodgkins, Illinois, Environmental Improvement Revenue Bonds, AMT:
                BBB       Baa1       5,280      (MBM Project), 6% due 11/01/2015                                      5,333
                BBB       Baa1       6,000      (Metro Biosolids Management LLC Project), 5.90% due 11/01/2017        6,030

                BBB       NR*        6,930   Illinois, Development Finance Authority Revenue Bonds (Community
                                             Rehabilitation Providers Facilities), Series A, 6.625% due 7/01/2032     7,232

                BBB       NR*        5,540   Illinois Development Finance Authority, Revenue Refunding Bonds
                                             (Community Rehab Providers), Series A, 6.05% due 7/01/2019               5,689

                AAA       Aaa        2,070   Illinois Health Facilities Authority Revenue Bonds (University of
                                             Chicago Hospital System), 5.375% due 8/15/2017(d)                        2,261

                                             Illinois Health Facilities Authority, Revenue Refunding Bonds,
                                             VRDN(i):
                AA+       VMIG1++    2,200      (Resurrection Health Care), Series A, 1.34% due 5/15/2029(c)          2,200
                A1+       VMIG1++    1,400      (University of Chicago Hospitals), 1.35% due 8/01/2026(d)             1,400


Indiana - 1.5%                               Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                             Series A(b):
                AAA       Aaa        3,230      5.25% due 6/01/2024                                                   3,435
                AAA       Aaa        5,000      5.25% due 6/01/2025                                                   5,309


Louisiana -     B         NR*        3,900   Hodge, Louisiana, Utility Revenue Refunding Bonds (Stone Container
2.2%                                         Corporation), AMT, 7.45% due 3/01/2024                                   4,039

                                             Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
                                             Company Project):
                BB-       NR*        3,500      7.50% due 7/01/2013                                                   3,612
                BB-       NR*        5,000      6.50% due 1/01/2017                                                   5,067


Maine - 1.6%    NR*       Baa2       1,965   Portland, Maine, Housing Development Corporation, Senior Living
                                             Revenue Bonds (Avesta Housing Development Corporation Project),
                                             Series A, 6% due 2/01/2034                                               1,946

                NR*       Ba2        7,000   Rumford, Maine, Solid Waste Disposal Revenue Refunding Bonds
                                             (Boise Cascade Corporation Project), AMT, 6.875% due 10/01/2026          7,089


Massachusetts -                              Massachusetts State Development Finance Agency, Resource Recovery
0.6%                                         Revenue Bonds (Ogden Haverhill Associates), AMT, Series B:
                BBB       NR*        1,210      5.35% due 12/01/2015                                                  1,190
                BBB       NR*        2,000      5.50% due 12/01/2019                                                  1,969


Michigan - 1.7% BBB       Baa2       1,125   Delta County, Michigan, Economic Development Corporation,
                                             Environmental Improvement Revenue Refunding Bonds (Mead
                                             Westvaco-Escanaba), Series A, 6.25% due 4/15/2027                        1,185

                AAA       VMIG1++      200   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien,
                                             VRDN, Series A, 1.34% due 7/01/2033(c)(i)                                  200

                BBB-      NR*        3,325   Macomb County, Michigan, Hospital Finance Authority, Hospital
                                             Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%
                                             due 11/15/2034                                                           3,122

                A         A2         4,795   Michigan State Hospital Finance Authority, Revenue Refunding
                                             Bonds (Oakwood Obligated Group), Series A, 6% due 4/01/2022              5,146


Minnesota -                                  Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment
0.7%                                         Authority, Health Care System Revenue Bonds (Group Health Plan Inc.
                                             Project):
                BBB+      Baa1       1,000      6% due 12/01/2019                                                     1,061
                BBB+      Baa1       2,545      6% due 12/01/2021                                                     2,672


Mississippi -                                Mississippi Business Finance Corporation, Mississippi, PCR,
1.4%                                         Refunding (System Energy Resources Inc. Project):
                BBB-      Ba1        5,000      5.875% due 4/01/2022                                                  5,020
                BBB-      Ba1        2,910      5.90% due 5/01/2022                                                   2,938


Missouri - 3.4%                              St Louis, Missouri, Airport Revenue Bonds (Airport Developmental
                                             Program), Series A(d):
                AAA       Aaa        5,220      5.625% due 7/01/2016                                                  5,795
                AAA       Aaa        3,500      5.625% due 7/01/2017                                                  3,933
                AAA       Aaa        8,500      5.625% due 7/01/2018                                                  9,550


Montana - 0.2%  AA+       Aa1        1,355   Montana State Board of Housing, AMT, S/F Program Revenue Bonds,
                                             Series B-2, 6.35% due 12/01/2021(f)                                      1,402


Nevada - 0.4%   NR*       NR*        2,250   Clark County, Nevada, Improvement District No. 142 Special
                                             Assessment, 6.375% due 8/01/2023                                         2,320


New Jersey -    AAA       Aaa        7,735   Casino Reinvestment Development Authority, New Jersey, Parking
9.1%                                         Fee Revenue Bonds, 5% due 10/01/2021(a)                                  8,096

                                             Garden State Preservation Trust, New Jersey, Open Space and
                                             Farmland Preservation Revenue Bonds, Series A(c):
                AAA       Aa3        3,635      5.80% due 11/01/2021                                                  3,989
                AAA       Aa3        5,050      5.80% due 11/01/2023                                                  5,486

                AAA       Aaa       17,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
                                             Series A, 5.25% due 7/01/2033(d)                                        18,710

                B         Caa2       5,540   New Jersey EDA, Special Facility Revenue Bonds (Continental
                                             Airlines Inc. Project), AMT, 6.625% due 9/15/2012                        4,923

                AAA       Aaa        2,030   Sparta Township, New Jersey, School District, GO, Refunding,
                                             5% due 9/01/2020(d)                                                      2,140

                BBB       Baa3       9,535   Tobacco Settlement Financing Corporation of New Jersey,
                                             Asset-Backed Revenue Bonds, 5.75% due 6/01/2016                          9,088


New Mexico -                                 Farmington, New Mexico, PCR, Refunding:
2.2%            BBB       Baa2       3,000      (Public Service Company of New Mexico - San Juan),
                                                Series D, 6.375% due 4/01/2022                                        3,163
                B+        Ba3        9,000      (Tucson Electric Power Co.- San Juan Project), Series A,
                                                6.95% due 10/01/2020                                                  9,341


New York -      NR*       NR*        1,250   Dutchess County, New York, IDA, Civic Facility Revenue Bonds
30.0%                                        (Saint Francis Hospital), Series B, 7.25% due 3/01/2019                  1,251

                A         A2        10,500   Metropolitan Transportation Authority, New York, Revenue
                                             Refunding Bonds, Series A, 5.75% due 11/15/2032                         11,547

                                             New York City, New York, City IDA, Civic Facility Revenue Bonds
                                             (Special Needs Facilities Pooled Program), Series C-1:
                NR*       NR*        2,635      5.50% due 7/01/2007                                                   2,673
                NR*       NR*        2,540      6.80% due 7/01/2019                                                   2,657

                                             New York City, New York, City IDA, Special Facility Revenue
                                             Bonds, AMT:
                BB-       Ba2        1,250      (British Airways PLC Project), 7.625% due 12/01/2032                  1,233
                CCC+      NR*        3,000      (Continental Airlines Inc. Project), 8.375% due 11/01/2016            2,550

                AA+       Aa2        2,780   New York City, New York, City Transitional Finance Authority,
                                             Future Tax Secured Revenue Bonds, Series C, 5.50% due 5/01/2025          2,987

                                             New York City, New York, GO, Refunding:
                A         A2         5,000      Series B, 5.75% due 8/01/2015                                         5,571
                AAA       Aaa        5,050      Series F, 5.25% due 8/01/2015(d)                                      5,448


                A         A2        14,000   New York City, New York, GO, Series C, 5.50% due 8/01/2013              15,676

                A         A3         5,580   New York State Dormitory Authority, Lease Revenue Refunding
                                             Bonds (Court Facilities), Series A, 5.25% due 5/15/2012                  6,167

                                             New York State Dormitory Authority Revenue Bonds:
                NR*       A3         1,000      (North Shore L I Jewish Group), 5% due 5/01/2012                      1,075
                AAA       Aaa        7,075      (School Districts Financing Program), Series D, 5.25%
                                                due 10/01/2023(d)                                                     7,544

                                             New York State Dormitory Authority, Revenue Refunding Bonds:
                AAA       Aaa        7,775      (City University System), Consolidated Second Generation,
                                                Series A, 6.125% due 7/01/2013(a)                                     9,072
                NR*       A3         2,350      (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2016           2,558
                BB        Ba1        7,000      (Mount Sinai Health), Series A, 6.625% due 7/01/2018                  7,204
                BB        Ba1        5,000      (Mount Sinai Health), Series A, 6.625% due 7/01/2019                  5,147
                AAA       Aaa       10,000      (North Shore University Hospital), 5.20% due 11/01/2017(d)           10,859

                AA        Aaa        1,970   New York State Dormitory Authority, State Personal Income Tax
                                             Revenue Bonds, Series A, 5% due 3/15/2022(d)                             2,064

                                             New York State Thruway Authority, Local Highway and Bridge
                                             Service Contract Revenue Refunding Bonds:
                AA        A3         4,695      5.50% due 4/01/2012(g)                                                5,403
                AA        A3            60      5.50% due 4/01/2017                                                      67

                AAA       Aaa        3,050   New York State Thruway Authority, Second General Highway and
                                             Bridge Trust Fund Revenue Bonds, Series A, 5.25% due 4/01/2023(d)        3,263

                                             New York State Urban Development Corporation, Correctional and
                                             Youth Facilities Services Revenue Refunding Bonds, Series A:
                AA-       A3         4,500      5% due 1/01/2017                                                      4,870
                AA-       A3        11,650      5.50% due 1/01/2017                                                  12,935

                                             New York State Urban Development Corporation Revenue Bonds,
                                             Subordinate Lien, Corporation Purpose, Series A:
                A         A2         2,500      5.125% due 7/01/2016                                                  2,683
                A         A2         2,500      5.125% due 7/01/2017                                                  2,668
                A         A2         1,895      5.125% due 7/01/2019                                                  1,999
                A         A2         1,000      5.125% due 7/01/2021                                                  1,044

                NR*       NR*        2,000   Schenectady, New York, GO, TAN, 6.25% due 12/30/2004                     1,997

                                             Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                AA-       A3         3,340      Series A-1, 5.50% due 6/01/2016                                       3,623
                AAA       Aaa        9,010      Series A-1, 5.25% due 6/01/2022(a)                                    9,615
                AA-       A3         7,000      Series C-1, 5.50% due 6/01/2021                                       7,607
                AA-       A3        10,000      Series C-1, 5.50% due 6/01/2022                                      10,791


North           NR*       NR*        6,000   North Carolina Medical Care Commission, Health Care Facilities,
Carolina -2.2%                               First Mortgage Revenue Refunding Bonds (Presbyterian Homes Project),
                                             7% due 10/01/2031                                                        6,376

                                             North Carolina Medical Care Commission, Hospital Revenue Bonds
                                             (Maria Parham Medical Center)(h):
                AA        NR*        2,505      5.50% due 10/01/2013                                                  2,803
                AA        NR*        2,940      5.50% due 10/01/2016                                                  3,242


Ohio - 0.9%     AAA       Aaa        3,780   Columbus, Ohio, City School District, School Facilities Construction
                                             and Improvement, GO, 5.25% due 12/01/2025(c)                             4,033

                NR*       NR*        1,280   Port of Greater Cincinnati Development Authority, Ohio, Special
                                             Assessment Revenue Bonds (Cooperative Public Parking Infrastructure
                                             Project), 6.30% due 2/15/2024                                            1,292


Oklahoma - 1.4% B-        Caa2       8,000   Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds
                                             (AMR Corporation), AMT, Series A, 5.80% due 6/01/2035                    7,940


Pennsylvania -  NR*       NR*        9,000   Pennsylvania Economic Development Financing Authority, Exempt
4.3%                                         Facilities Revenue Bonds (National Gypsum Company), AMT,
                                             Series A, 6.25% due 11/01/2027                                           9,055

                NR*       NR*          550   Philadelphia, Pennsylvania, Authority for Industrial Development,
                                             Health Care Facility Revenue Refunding Bonds (Paul's Run),
                                             Series A, 5.875% due 5/15/2028                                             536

                AAA       Aaa        7,490   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds,
                                             1975 General Ordinance, 17th Series, 5.375% due 7/01/2022(c)             8,093

                                             Sayre, Pennsylvania, Health Care Facilities Authority Revenue
                                             Refunding Bonds, Series A:
                A-        NR*        1,750      Guthrie Health), 6.25% due 12/01/2015                                 1,931
                A-        NR*        3,000      (Guthrie Health), 6.25% due 12/01/2016                                3,291
                A-        NR*        1,490      (Guthrie Healthcare System), 6.25% due 12/01/2018                     1,619


South           AAA       Aaa        5,000   South Carolina State Public Service Authority, Revenue Refunding
Carolina -1.3%                               Bonds, Series A, 5.50% due 1/01/2010(c)                                  5,646

                BBB       Baa3       2,000   Tobacco Settlement Revenue Management Authority of South Carolina,
                                             Tobacco Settlement Revenue Bonds, Series B, 6.375% due 5/15/2028         1,799


Tennessee -     A1+       VMIG1++    1,600   Knoxville, Tennessee, Utilities Board Revenue Bonds (Sub-Gas
4.1%                                         System), VRDN, 1.34% due 1/15/2005(c)(i)                                 1,600

                BB        Ba2        5,000   McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co.
                                             Project), AMT, 7.625% due 3/01/2016                                      5,005

                NR*       VMIG-1++   1,200   Sevier County, Tennessee, Public Building Authority Revenue Bonds,
                                             Local Government Public Improvement IV, VRDN, Series B-2, 1.35%
                                             due 6/01/2019(c)(i)                                                      1,200

                                             Shelby County, Tennessee, Health, Educational and Housing Facilities
                                             Board Revenue Bonds (Germantown Village), Series A:
                NR*       NR*        3,550      6.75% due 12/01/2018                                                  3,634
                NR*       NR*        1,450      7% due 12/01/2023                                                     1,480

                A-        A3         3,500   Shelby County, Tennessee, Health, Educational and Housing Facility
                                             Board, Hospital Revenue Bonds (Methodist Healthcare), 6.25% due
                                             9/01/2018                                                                3,861

                                             Shelby County, Tennessee, Health, Educational and Housing Facility
                                             Board, Hospital Revenue Refunding Bonds (Methodist Healthcare):
                A-        A3         2,000      6% due 9/01/2016                                                      2,193
                A-        A3         4,000      6% due 9/01/2017                                                      4,364


Texas - 16.9%                                Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), First Tier, Series A:
                BBB-      Baa3       6,445      6.375% due 1/01/2016                                                  6,737
                BBB-      Baa3      10,260      6.70% due 1/01/2032                                                  10,784

                BBB-      NR*        1,500   Bexar County, Texas, Health Facilities Development Corporation
                                             Revenue Refunding Bonds (Army Retirement Residence Project),
                                             6.30% due 7/01/2032                                                      1,563

                BBB       Baa2       4,885   Brazos River Authority, Texas, PCR, Refunding (Texas Utility
                                             Company), AMT, Series A, 7.70% due 4/01/2033                             5,700

                A         A3         1,700   Brazos River, Texas, Harbor Navigation District, Brazoria County
                                             Environmental Revenue Refunding Bonds (Dow Chemical Company
                                             Project), AMT, Series A-7, 6.625% due 5/15/2033                          1,862

                BBB-      Baa3       7,850   Dallas-Fort Worth, Texas, International Airport Facility,
                                             Improvement Corporation Revenue Bonds (Learjet Inc.), AMT,
                                             Series 2001-A-1, 6.15% due 1/01/2016                                     7,784

                BB        Ba3        2,440   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds
                                             (Citgo Petroleum Corporation Project), AMT, 7.50% due 5/01/2025          2,576

                AAA       VMIG1++    5,955   Harris County, Texas, Health Facilities Development Corporation,
                                             Hospital Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1,
                                             1.36% due 10/01/2029(d)(i)                                               5,955

                AA+       Aa1       20,000   Harris County, Texas, Permanent Improvement GO, Refunding,
                                             Series A, 5.25% due 10/01/2024                                          21,287

                NR*       NR*        1,500   Houston, Texas, Health Facilities Development Corporation,
                                             Retirement Facility Revenue Bonds (Buckingham Senior Living
                                             Community), Series A, 7% due 2/15/2023                                   1,551

                A-        A3         7,420   Lower Colorado River Authority, Texas, PCR (Samsung Austin
                                             Semiconductor), AMT, 6.95% due 4/01/2030                                 8,367

                BBB       NR*        1,150   Lufkin, Texas, Health Facilities Development Corporation, Health
                                             System Revenue Bonds (Memorial Health System of East Texas),
                                             5.70% due 2/15/2028                                                      1,100

                BBB-      Ba2        2,600   Matagorda County, Texas, Navigation District Number 1 Revenue
                                             Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029        2,867

                BB        Ba3        2,300   Port Corpus Christi, Texas, Individual Development Corporation,
                                             Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                             Project), AMT, 8.25% due 11/01/2031                                      2,430

                                             Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company
                                             Project/TXU Energy Company LLC), Series B:
                BBB       Baa2       4,120      6.15% due 8/01/2022                                                   4,316
                BBB       Baa2       5,000      AMT, 5.75% due 5/01/2030                                              5,303

                                             San Marcos, Texas, Consolidated Independent School District, GO:
                AAA       Aaa        3,020      5.625% due 8/01/2025                                                  3,325
                AAA       Aaa        3,210      5.625% due 8/01/2026                                                  3,515


Utah - 0.8%     A1+       VMIG1++    4,900   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                             1.35% due 11/01/2024(a)(i)                                               4,900


Virginia - 5.5% B-        B1        10,000   Giles County, Virginia, IDA, Revenue Bonds (Hoechst Celanese
                                             Corporation), AMT, 6.45% due 5/01/2026                                   9,649

                                             James City County, Virginia, IDA, Residential Care Facility
                                             Revenue Refunding Bonds, Series A:
                NR*       NR*        3,285      5.75% due 3/01/2017                                                   3,373
                NR*       NR*        1,150      6% due 3/01/2023                                                      1,167

                NR*       Ba3        2,250   Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport
                                             Marriott Hotel), 7.125% due 9/01/2015                                    2,308

                AAA       VMIG1++    2,400   Loudoun County, Virginia, IDA, Revenue Bonds (Howard Hughes
                                             Medical Institute), VRDN, Series A, 1.32% due 2/15/2038(i)               2,400

                NR*       NR*        2,500   Pittsylvania County, Virginia, IDA Revenue Refunding Bonds,
                                             Exempt-Facility, AMT, Series B, 7.65% due 1/01/2010                      2,581

                BB        Ba2       11,910   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                             Senior Series A, 5.50% due 8/15/2028                                    10,242


Wyoming - 1.6%                               Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
                                             (FMC Corporation Project), AMT:
                BB+       Ba3        3,895      Series A, 7% due 6/01/2024                                            3,960
                BB+       Ba3        5,000      Series B, 6.90% due 9/01/2024                                         5,086


Guam - 0.4%     B+        Ba3        2,250   Commonwealth of the Northern Mariana Islands, GO, Series A,
                                             6.75% due 10/01/2033                                                     2,298


Puerto          A-        A3        17,935   Puerto Rico Electric Power Authority, Power Revenue Bonds,
Rico - 7.9%                                  Series NN, 5.50% due 7/01/2018                                          19,835

                                             Puerto Rico Public Buildings Authority, Government Facilities
                                             Revenue Refunding Bonds:
                A-        Baa1       5,170      Series D, 5.25% due 7/01/2027                                         5,342
                A-        Baa1       8,000      Series I, 5.50% due 7/01/2021                                         8,763

                                             Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                                             Revenue Bonds, Series E:
                BBB+      Baa2       7,475      5.50% due 2/01/2012(g)                                                8,487
                BBB+      Baa2       2,525      5.50% due 8/01/2029                                                   2,650


Virgin          BBB-      Baa3       2,500   Virgin Islands Government Refinery Facilities Revenue Refunding
Islands - 1.7%                               Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                  2,717

                BBB-      Baa3       6,750   Virgin Islands Public Finance Authority, Refinery Facilities
                                             Revenue Bonds (Hovensa Refinery), AMT, 6.125% due 7/01/2022              7,201

                Total Investments (Cost - $857,197**) - 153.8%                                                      881,832
                Liabilities in Excess of Other Assets - (4.1%)                                                     (23,329)
                Preferred Stock, at Redemption Value - (49.7%)                                                    (285,035)
                                                                                                                 ----------
                Net Assets Applicable to Common Stock - 100.0%                                                   $  573,468
                                                                                                                 ==========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) XL Capital Insured.

(f) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(g) Prerefunded.

(h) Radian Insured.

(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 2004.

  * Not Rated.

 ** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:


                                                         (in Thousands)

     Aggregate cost                                      $      857,197
                                                         ==============
     Gross unrealized appreciation                       $       26,327
     Gross unrealized depreciation                              (1,692)
                                                         --------------
     Net unrealized appreciation                         $       24,635
                                                         ==============


 ++ Highest short-term rating by Moody's Investors Service Inc.

    Forward interest rate swaps outstanding as of August 31, 2004 were as follows:


                                                         (in Thousands)

                                              Notional      Unrealized
                                               Amount      Depreciation

    Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed
      rate equal to 4.099%

    Broker, J.P. Morgan Chase Bank
      Expires November 2018                    $ 7,800        $   (227)

    Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed
      rate equal to 3.68%

    Broker, Morgan Stanley Capital
      Services Inc.
      Expires March 2015                       $40,000        $ (1,873)



    Receive a variable rate equal to 7-Day
      Bond Market Association Municipal
      Swap Index Rate and pay a fixed
      rate equal to 3.686%

    Broker, J.P. Morgan Chase Bank
      Expires March 2015                       $68,000        $ (2,124)
                                                              ---------
    Total                                                     $ (4,224)
                                                              =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni Intermediate Duration Fund, Inc.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Muni Intermediate Duration Fund, Inc.


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Muni Intermediate Duration Fund, Inc.


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Muni Intermediate Duration Fund, Inc.


Date: October 18, 2004